Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000006902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 10,374	$ 10,190	$ 11,083	$ 11,415	$ 11,908	$ 9,676	$ 10,300	$ 11,179	$ 11,979	$ 12,846
C000006901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,374	10,184	11,084	11,415	11,908	9,680	10,295	11,182	11,982	12,849
C000006900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	9,575		10,014	9,902	10,860	11,269	11,845	9,700	10,394	11,366	12,271	13,259
JPMorgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index Global Diversified
Accumulated Value	$ 10,000		$ 10,504	$ 10,512	$ 11,665	$ 12,012	$ 12,506	$ 10,095	$ 10,738	$ 11,724	$ 12,817	$ 13,946